Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2016
Registrant Name	AQUILA MUNICIPAL TRUST
Central Index Key	0000784056
Amendment Flag	false
Document Creation Date	Mar. 31, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Apr. 03, 2017